Outstanding Common Stock Equivalents That Were Anti-Dilutive Tickmarks (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average exercise price for anti-dilutive options	$ 17.12
Exercise price of warrants issued	$ 22.50